Financial assets and liabilities and impacts on statements of consolidated operations - Impact of the financial assets and liabilities on the statements of consolidated operations (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments.
Disclosure of detailed information about financial instruments [line items]
Change in fair value	€ (174)
Convertible notes
Disclosure of detailed information about financial instruments [line items]
Change in fair value	(1,701)	€ (10,080)	€ (1,867)
Non-convertible bonds at amortized costs and interest of convertible notes issued to Kreos
Disclosure of detailed information about financial instruments [line items]
Interest	(565)	(817)	(1,125)
Advances
Disclosure of detailed information about financial instruments [line items]
Interest	€ (33)	€ (24)	€ (33)